Other Assets-Other/Other Liabilities (Intangible Assets Subject To Amortization) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets, Major Class Name [Domain]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 106,359	¥ 56,023
Accumulated amortization	(36,775)	(17,643)
Net carrying amount	69,584	38,380
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	88,733	55,406
Accumulated amortization	(34,947)	(17,405)
Net carrying amount	53,786	38,001
Lease agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,500
Accumulated amortization	(1,445)
Net carrying amount	15,055
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,126	617
Accumulated amortization	(383)	(238)
Net carrying amount	¥ 743	¥ 379